UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Libra Advisors, LLC

Address:    777 Third Avenue
            27th Floor
            New York, NY 10017


13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ranjan Tandon
Title:      Managing Member
Phone:      (212) 350-5125


Signature, Place and Date of Signing:

/s/ Ranjan Tandon                  New York, New York     February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:   39

Form 13F Information Table Value Total:  $338,887
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name

1.    028-10574               Libra Associates, LLC

2.    028-10573               Libra Fund, L.P.
----          -------------------               ------------------------------

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6       COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL DISCRETION      MNGRS    SOLE    SHARED NONE
--------------                --------------    -----      -------   -------   --- ---- ----------      -----    ----    ------ ----
ADVANTAGE OIL & GAS LTD       COM              00765F101   3,417       823,100 SH       Shared-Defined  1,2        823,100
AGNICO EAGLE MINES LTD        COM              008474108  19,574       539,511 SH       Shared-Defined  1,2        539,511
AURICO GOLD INC               COM              05155C105   9,714     1,211,263 SH       Shared-Defined  1,2      1,211,263
BANRO CORP                    COM              066800103   5,193     1,403,019 SH       Shared-Defined  1,2      1,403,019
BARRICK GOLD CORP             COM              067901108  14,669       324,183 SH       Shared-Defined  1,2        324,183
CANADIAN PAC RY LTD           COM              13645T100     541         8,000 SH       Shared-Defined   1           8,000
CARTER INC                    COM              146229109     545        13,700 SH       Shared-Defined  1,2         13,700
CENOVUS ENERGY INC            COM              15135U109     498        15,000 SH       Shared-Defined   1          15,000
CHINA MOBILE LIMITED          SPONSORED ADR    16941M109  36,118       744,841 SH       Shared-Defined   1         744,841
CLAUDE RES INC                COM              182873109   9,530     7,155,700 SH       Shared-Defined  1,2      7,155,700
DOWNEY FINANCIAL CORP         COM              261018105       1        10,400 SH       Shared-Defined  1,2         10,400
ENCANA CORP                   COM              292505104     927        50,000 SH       Shared-Defined   1          50,000
EQUAL ENERGY LTD              COM              29390Q109   1,615       359,317 SH       Shared-Defined  1,2        359,317
EXETER RES CORP               COM              301835104   4,044     1,546,588 SH       Shared-Defined  1,2      1,546,588
EXTORRE GOLD MINES LTD        COM              30227B109   9,642     1,307,600 SH       Shared-Defined  1,2      1,307,600
FRANCO NEVADA CORP            COM              351858105     611        16,100 SH       Shared-Defined  1,2         16,100
GOLDCORP INC NEW              COM              380956409  25,729       581,168 SH       Shared-Defined  1,2        581,168
GRAN TIERRA ENERGY INC        COM              38500T101  15,395     3,195,494 SH       Shared-Defined  1,2      3,195,494
GREAT BASIN GOLD LTD          COM              390124105   1,223     1,314,779 SH       Shared-Defined  1,2      1,314,779
KINROSS GOLD CORP             COM NO PAR       496902404     407        35,738 SH       Shared-Defined  1,2         35,738
LAKE SHORE GOLD CORP          COM              510728108   3,429     2,735,800 SH       Shared-Defined  1,2      2,735,800
LONCOR RESOURCES INC          COM              54179W101   1,067       866,400 SH       Shared-Defined  1,2        866,400
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100   4,084        79,416 SH       Shared-Defined  1,2         79,416
MICROSOFT CORP                COM              594918104  49,351     1,901,049 SH       Shared-Defined  1,2      1,901,049
MINEFINDERS CORP LTD          COM              602900102   1,460       137,700 SH       Shared-Defined  1,2        137,700
NEWMONT MINING CORP           COM              651639106  29,398       489,873 SH       Shared-Defined  1,2        489,873
POSTROCK ENERGY CORP          COM              737525105   1,549       553,091 SH       Shared-Defined  1,2        553,091
POTASH CORP SASK INC          COM              73755L107   1,032        25,000 SH       Shared-Defined   1          25,000
PRIMERO MNG CORP              COM              74164W106   2,056       645,900 SH       Shared-Defined  1,2        645,900
PROBE MINES LTD               COM              742667108   6,036     3,021,700 SH       Shared-Defined  1,2      3,021,700
QUATERRA RES INC              COM              747952109   2,083     4,633,934 SH       Shared-Defined  1,2      4,633,934
REVETT MINERALS INC           COM NEW          761505205   9,850     2,091,254 SH       Shared-Defined  1,2      2,091,254
RUBICON MINERALS CORP         COM              780911103     930       245,400 SH       Shared-Defined  1,2        245,400
SALESFORCE.COM INC            COM              79466L302  19,166       188,900 SH       Shared-Defined  1,2        188,900
SILVER WHEATON CORP           COM              828336107   8,952       309,118 SH       Shared-Defined  1,2        309,118
TASEKO MINES LTD              COM              876511106   1,623       594,058 SH       Shared-Defined  1,2        594,058
THOMPSON CREEK METALS CO INC  COM              884768102   1,676       240,365 SH       Shared-Defined  1,2        240,365
WHITECAP RESOURCES INC RESTR  COM              96467A200      77        10,000 SH       Shared-Defined  1,2         10,000
YAMANA GOLD INC               COM              98462Y100  35,674     2,425,420 SH       Shared-Defined  1,2      2,425,420

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